Note 7 - Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Revenue from gold [text block]
	2021	2020	2019

Revenue	121,329	100,002	75,826

Total ounces sold	68,617	57,137	54,801
Work in progress and refinery	(1,141)	762	381
Gold produced (oz)	67,476	57,899	55,182
Tonnes milled	665,628	597,962	556,331
Grade	3.36	3.21	3.31
Recovery	93.9	93.8	93.4

Realised gold price ($/oz)	1,766	1,749	1,382